Accounts payable for business combination (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in accounts payable for business combination
Opening balance	R$ 48,055	R$ 10,941
Additions	703,257	58,857
Payment	(224,448)	(26,389)
Interest payment	(1,571)
Interest adjustment	8,158	1,568
Remeasurement	(1,138)	(3,078)
Closing balance	R$ 532,313	R$ 48,055	R$ 10,941